UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-04722

FMI Mutual Funds, Inc.
(Exact name of Registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
(Name and address of agent for service)

414-226-4555

Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.

FMI Provident Trust Strategy Fund
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Shares or Principal Amount		Value

LONG-TERM INVESTMENTS - 90.1%(a)

COMMON STOCKS - 76.8%(a)

ENERGY MINERALS SECTOR - 4.2%
	Oil & Gas Production - 4.2%
65,735	Apache Corporation	$5,954,276

FINANCE SECTOR - 19.9%
	Finance/Rental/Leasing - 6.4%
90,860	Visa Inc.	9,225,016

	Investment Banks/Brokers - 4.9%
28,715	CME Group Inc.	6,996,984

	Investment Managers - 3.7%
55,010	Franklin Resources, Inc.	5,284,261

	Major Banks - 4.9%
122,480	PNC Financial Services Group, Inc.	7,063,422

HEALTH SERVICES SECTOR - 5.3%
	Health Industry Services - 5.3%
170,000	Express Scripts, Inc.*	7,597,300

INDUSTRIAL SERVICES SECTOR - 4.4%
	Engineering & Construction - 4.4%
156,000	Jacobs Engineering Group Inc.*	6,330,480

PRODUCER MANUFACTURING SECTOR - 4.4%
	Auto Parts: OEM - 4.4%
202,915	Johnson Controls, Inc.	6,343,123

RETAIL TRADE SECTOR - 8.6%
	Apparel/Footwear Retail - 6.2%
137,070	The TJX Companies, Inc.	8,847,868

	Home Improvement Chains - 2.4%
80,000	Fastenal Co.	3,488,800

TECHNOLOGY SERVICES SECTOR - 29.0%
	Information Technology Services - 18.8%
176,110	Accenture PLC	9,374,335
157,648	Cognizant Technology Solutions Corp.*	10,138,343
145,600	Infosys Technologies Ltd. SP-ADR	7,480,928
		26,993,606
	Internet Software/Services - 5.4%
12,000	Google Inc.*	7,750,800

	Packaged Software - 4.8%
270,000	Oracle Corp.	6,925,500

TRANSPORTATION SECTOR - 1.0%
	Trucking - 1.0%
99,880	Heartland Express, Inc.	1,427,285
	Total common stocks (cost $85,848,311)	110,228,721

CORPORATE BONDS - 13.3%(a)
$3,224,000	Amgen Inc.,
	1.875%, due 11/15/14	3,265,728
3,800,000	JP Morgan Chase & Co.,
	3.70%, due 01/20/15	3,939,859
2,315,000	Shell International Finance B.V.,
	3.10%, due 06/28/15	2,482,004
2,747,000	Westpac Banking Corp.,
	3.00%, due 08/04/15	2,778,871
3,810,000	Hewlett Packard Co.,
	3.00%, due 09/15/16	3,836,876
2,850,000	American Express Credit Corp.,
	2.80%, due 09/19/16	2,863,965
	Total corporate bonds (cost $18,841,517)	19,167,303
	Total long-term investments (cost $104,689,828)	129,396,024

SHORT-TERM INVESTMENTS - 5.6%(a)
	U.S. Treasury Securities - 5.6%
8,000,000	U.S. Treasury Notes, 1.125%, due 01/15/12
	Total short-term investments (cost $8,003,340)	8,003,340
	Total investments - 95.7% (cost $112,693,168)	137,399,364
	Cash and receivables, less liabilities - 4.3% (a)	6,147,879
	TOTAL NET ASSETS - 100.0%	$143,547,243

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
PLC -	Public Limited Company
SP-ADR -	Sponsored American Depositary Receipt

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows+:

Cost of investments	$112,693,168

Gross unrealized appreciation	26,911,845
Gross unrealized depreciation	(2,205,649)
Net unrealized appreciation	$24,706,196

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2011, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$110,228,721

Level 2 – Long-Term Corporate Bonds	19,167,303
Short-Term U.S. Treasury Securities	8,003,340
Total Level 2	27,170,643
Level 3 -	—
Total	$137,399,364

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended December 31, 2011.

See the Schedule of Investments for the investments detailed by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/ChiefFinancial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financialreporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a- 3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) FMI Mutual Funds, Inc.

     By (Signature and Title)
                               /s/ Ted D. Kellner
  Ted D. Kellner, President

     Date     January 30, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title)
                               /s/ Ted D. Kellner
  Ted D. Kellner, President

     Date     January 30, 2012

     By (Signature and Title)
                               /s/ Ted D. Kellner
  Ted D. Kellner, Treasurer

     Date     January 30, 2012